Fair Value Measurements (Assets And Liabilities Remeasured And Disclosed At Fair Value On Recurring Basis) (Detail) (Fair Value Measurements, Recurring [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swap Contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset (Liability)	$ (10)	$ (44)
Commodity Contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset (Liability)	1	(16)
Foreign Currency Contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset (Liability)	(10)	3
Level 2 [Member] | Interest Rate Swap Contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset (Liability)	(10)	(44)
Level 2 [Member] | Commodity Contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset (Liability)	1	(16)
Level 2 [Member] | Foreign Currency Contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset (Liability)	$ (10)	$ 3